Variable interest entity (Details) - Schedule of consolidated assets and liabilities - Variable Interest Entity [Member] - USD ($)	May 31, 2022	May 31, 2021
Variable interest entity (Details) - Schedule of consolidated assets and liabilities [Line Items]
Current assets	$ 543,438	$ 695,452
Non-current assets	515,876	265,839
Total assets	1,059,314	961,291
Total liabilities	747,522	735,785
Net assets	$ 311,792	$ 225,506